UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3493

American Federation of Labor and
Congress of Industrial Organizations
Housing Investment Trust
(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, NW, Suite 200, Washington, DC 20037
(Address of principal executive offices) (Zip code)

Kenneth G. Lore, Esq.
Bingham McCutchen LLP
2020 K Street, NW, Washington, D.C. 20006
(Name and address of agent for service)

(202) 331-8055
(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.

Schedule of Portfolio Investments

September 30, 2008 (Dollars in thousands;unaudited)

FHA Permanent Securities (4.3% of net assets)

	Interest Rate	Maturity Date		Commitment Amount		Face Amount	Amortized Cost	Value

Single Family

	7.75%	Jul-2021-Aug-2021		$		$28	$28	$28

						$28	$28	$28

Multifamily[1]

	5.25%	Mar-2024				4,792	4,808	4,573
	5.35%	Mar-2047				7,960	7,971	7,403
	5.55%	Aug-2042				8,842	8,845	8,326
	5.60%	Jun-2038				2,817	2,819	2,776
	5.62%	Jun-2014				582	580	573
	5.65%	Oct-2038				2,165	2,228	2,099
	5.87%	Jun-2044				1,941	1,940	1,855
	5.89%	Apr-2038				5,284	5,302	5,083
	6.02%	Jun-2035				6,591	6,586	6,517
	6.40%	Jul-2046				4,065	4,066	4,040
	6.66%	May-2040				5,665	5,660	5,716
	6.70%	Dec-2042				5,936	5,930	6,025
	6.75%	Feb-2039-Jul-2040				6,380	6,346	6,471
	6.88%	Apr-2031				27,830	27,512	28,330
	7.00%	Jun-2039				5,948	5,980	5,987
	7.05%	Jul-2043				5,269	5,269	5,417
	7.13%	Mar-2040				7,729	7,695	8,007
	7.20%	Dec-2033-Oct-2039				9,869	9,857	10,220
	7.50%	Sep-2032				1,586	1,587	1,690
	7.70%	Oct-2039				11,952	11,878	11,996
	7.75%	Oct-2038				1,377	1,368	1,380
	7.88%	Jul-2038	[2]			5,005	5,002	4,955
	7.93%	Apr-2042				2,866	2,866	3,127
	8.15%	Mar-2037				1,175	1,284	1,198
	8.27%	Jun-2042				2,508	2,510	2,677
	8.40%	Apr-2012				247	247	247
	8.75%	Aug-2036				3,647	3,640	3,661

						150,028	149,776	150,349

Forward Commitments[1]

	6.65%	Jun-2049			1,120	—	—	(4)

					1,120	—	—	(4)

Total FHA Permanent Securities					$1,120	$150,056	$149,804	$150,373

Schedule of Portfolio Investments

September 30, 2008 (Dollars in thousands;unaudited)

Ginnie Mae Securities (29.3% of net assets)

	Interest Rate	Maturity Date		Commitment Amount		Face Amount	Amortized Cost	Value

Single Family

	5.50%	Jan-2033-Aug-2033		$		$7,908	$7,984	$7,931
	6.00%	Jan-2032-Aug-2037				25,333	25,286	25,755
	6.50%	Jul-2028-Dec-2028				281	281	294
	7.00%	Nov-2016-Jan-2030				5,645	5,739	5,923
	7.50%	Apr-2013-Aug-2030				5,074	5,165	5,358
	8.00%	Nov-2009-Nov-2030				2,002	2,059	2,152
	8.50%	Nov-2009-Aug-2027				1,897	1,936	2,072
	9.00%	May-2016-Jun-2025				517	530	573
	9.50%	Sep-2021-Sep-2030				203	205	228
	10.00%	Jun-2019				1	1	1
	13.00%	Jul-2014				1	1	1
	13.25%	Dec-2014				1	1	1

						48,863	49,188	50,289

Multifamily[1]

	2.91%	Jun-2018-Aug-2020				7,050	6,984	6,921
	3.41%	Jan-2032				816	782	796
	3.61%	May-2018				5,392	5,315	5,356
	3.62%	May-2017				11,938	11,636	11,778
	3.65%	Sep-2017-Oct-2027				12,178	11,961	11,867
	3.96%	May-2032				610	580	598
	4.14%	Feb-2039				5,000	4,720	4,662
	4.25%	Feb-2031				2,051	2,045	2,041
	4.26%	Jul-2029				3,000	2,992	2,908
	4.40%	Jan-2024				13,000	13,009	12,877
	4.43%	Apr-2034-Jun-2034				109,470	107,353	101,122
	4.49%	Apr-2023				8,531	8,531	8,435
	4.59%	May-2033				9,376	9,371	9,268
	4.66%	Dec-2030				8,617	8,678	8,315
	4.70%	Dec-2024				13,310	13,034	13,142
	4.71%	May-2025				33,294	33,265	32,628
	4.74%	Feb-2045	[4]			6,142	5,957	5,751
	4.78%	Apr-2034				26,630	27,711	26,412
	4.83%	May-2046	[4]			5,560	5,560	4,399
	4.88%	Mar-2036				17,000	16,762	16,859
	4.92%	Feb-2034-May-2034				65,000	64,663	63,096
	4.94%	Jun-2046	[4]			3,940	3,944	3,459
	5.00%	Dec-2033				5,164	5,212	5,139
	5.05%	Nov-2028				24,506	24,561	24,312
	5.08%	Jan-2030				22,142	21,731	22,068
	5.12%	Feb-2037				10,000	10,169	9,485
	5.13%	Jul-2024				4,003	3,990	3,976
	5.15%	Jun-2023				33,590	34,100	32,700
	5.18%	May-2042				2,220	2,245	2,126
	5.19%	May-2045				8,865	8,633	8,496
	5.20%	Apr-2047				25,967	26,217	25,626
	5.21%	Jan-2045				5,642	5,642	5,416
	5.21%	Jan-2047	[4]			16,083	15,954	15,428
	5.25%	Feb-2031				39,921	39,816	38,499
	5.26%	Aug-2032				15,000	14,939	15,009
	5.30%	Apr-2039				55,000	54,131	53,906
	5.32%	Aug-2030				35,000	34,849	34,713
	5.34%	Jul-2040				18,000	17,656	16,835
	5.34%	Mar-2046	[4]			11,139	11,158	10,698
	5.38%	Apr-2025				475	491	471
	5.45%	May-2042				2,303	2,382	2,243
	5.46%	Feb-2047				3,119	3,141	3,041
	5.50%	Sep-2023-Jul-2033				37,814	39,399	37,758
	5.55%	May-2026-Mar-2045				22,541	22,617	22,343
	5.58%	May-2031-Oct-2031				94,582	94,910	93,661
	5.68%	Jul-2027				15,152	15,125	15,168
	5.70%	Mar-2037				2,445	2,457	2,454
	5.75%	Dec-2026				3,770	3,820	3,763
	5.85%	Nov-2045				1,985	1,988	2,016
	5.88%	Mar-2024				313	313	313
	6.00%	Jan-2046				3,629	3,633	3,697
	6.22%	Aug-2035				14,485	14,496	14,755
	6.26%	Apr-2027				10,000	10,678	10,062
	6.40%	Mar-2026				10,000	10,261	10,169
	6.44%	Aug-2023				2,778	2,778	2,782
	7.00%	Jun-2043				28,268	28,268	29,444
	7.75%	Aug-2035				51,470	51,224	55,587

						1,005,276	1,003,837	986,849

Forward Commitments[1]

	5.88%	Oct-2043			5,575		195	(47)

					5,575	—	195	(47)

Total Ginnie Mae Securities					$5,575	$1,054,139	$1,053,220	$1,037,091

Schedule of Portfolio Investments

September 30, 2008 (Dollars in thousands;unaudited)

Ginnie Mae Construction Securities (1.1% of net assets)

	Interest Rates[3]				Commitment Amount
	Permanent	Construction	Maturity Date			Face Amount	Amortized Cost	Value

Multifamily[1]

	4.63%	4.63%	Sep-2037	[4]	$1,500	$1,500	$1,456	$1,135
	4.70%	4.70%	Jan-2047	[4]	6,035	5,960	5,971	5,585
	4.83%	4.83%	Jul-2047	[4]	7,850	7,850	7,752	6,181
	4.90%	4.90%	Mar-2044	[4]	1,000	1,000	990	773
	5.05%	5.05%	Apr-2049	[4]	2,950	2,950	2,957	2,410
	5.40%	5.40%	Dec-2048		9,514	7,917	7,817	7,470
	5.55%	5.55%	May-2049	[4]	10,685	10,685	10,689	9,096
	5.80%	5.80%	Jan-2050		10,700	1,850	1,850	1,368
	6.25%	6.25%	Feb-2034		4,890	4,594	4,873	4,702

					55,124	44,306	44,355	38,720

Forward Commitments[1]

	5.40%	5.40%	Mar-2049		4,114	25	71	(243)
	6.15%	6.15%	Jul-2039		5,508	503	503	398

					9,622	528	574	155

Total Ginnie Mae Construction Securities					$64,746	$44,834	$44,929	$38,875

Schedule of Portfolio Investments

September 30, 2008 (Dollars in thousands;unaudited)

Freddie Mac Securities (15.7% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family

	2.79%	Dec-2035-Feb-2036	$43,516	$43,500	$41,754
	2.84%	Apr-2036	8,268	8,257	8,020
	3.75%	Jun-2033	2,258	2,250	2,261
	4.10%	Oct-2033	5,810	5,734	5,786
	4.50%	Aug-2018-Feb-2019	17,451	17,481	17,156
	4.63%	Apr-2035	1,168	1,168	1,167
	4.65%	Jul-2035	1,517	1,512	1,516
	5.00%	Jan-2019-Jul-2037	89,067	86,961	87,696
	5.50%	Oct-2017-Jul-2038	203,280	200,935	202,450
	6.00%	Mar-2014-Oct-2038	133,582	135,375	135,449
	6.50%	Oct-2013-Nov-2037	24,762	25,190	25,443
	7.00%	Mar-2011-Mar-2030	1,333	1,308	1,376
	7.50%	Jul-2010-Apr-2031	1,186	1,169	1,230
	8.00%	Sep-2009-Feb-2030	418	410	438
	8.50%	Jun-2010-Jan-2025	405	407	435
	9.00%	Sep-2010-Mar-2025	165	165	178

			534,186	531,822	532,355

Multifamily[1]

	5.42%	Apr-2016	10,000	9,918	9,590
	5.65%	Apr-2016	12,123	12,139	11,964
	8.00%	Feb-2009	915	909	918

			23,038	22,966	22,472

Total Freddie Mac Securities			$557,224	$554,788	$554,827

Schedule of Portfolio Investments

September 30, 2008 (Dollars in thousands;unaudited)

Fannie Mae Securities (39.2% of net assets)

	Interest Rate	Maturity Date	Commitment Amount	Face Amount	Amortized Cost	Value

Single Family

	4.02%	Jul-2033		$7,020	$7,061	$7,048
	4.27%	Aug-2033		7,767	7,745	7,798
	4.45%	Jul-2033		2,667	2,646	2,680
	4.50%	Jun-2018-May-2033		13,080	13,200	12,902
	4.53%	Nov-2033		9,608	9,615	9,738
	4.55%	Aug-2033		568	566	569
	4.58%	Aug-2033		3,298	3,291	3,334
	4.69%	Aug-2034		563	566	562
	4.99%	Sep-2035		3,367	3,351	3,353
	5.00%	Jul-2018-Nov-2038		158,328	155,981	154,962
	5.50%	Jul-2017-Feb-2038		192,454	193,655	192,378
	6.00%	Apr-2016-Sep-2037		190,855	192,296	193,613
	6.50%	Nov-2016-May-2036		40,818	41,269	41,992
	7.00%	Nov-2013-May-2032		5,649	5,699	5,932
	7.50%	Nov-2016-Sep-2031		1,971	1,953	2,102
	8.00%	Jun-2012-May-2031		973	982	1,015
	8.50%	Nov-2029-Apr-2031		758	766	810
	9.00%	Jul-2009-May-2025		162	163	177

				639,906	640,805	640,965

Multifamily[1]

	4.10%	Jun-2027		8,453	8,287	8,315
	4.22%	Jul-2018		4,383	4,139	4,193
	4.48%	Oct-2031		7,388	7,388	7,308
	4.66%	Jul-2021-Sep-2033		8,414	8,516	8,025
	4.67%	Aug-2033		9,600	9,581	9,405
	4.99%	Mar-2021-Aug-2021		42,301	42,286	39,505
	5.15%	Oct-2022		4,424	4,450	4,298
	5.16%	Jan-2018		5,620	5,510	5,563
	5.29%	Sep-2017-May-2022		9,093	9,083	8,841
	5.34%	Apr-2016		6,566	6,546	6,611
	5.35%	Apr-2012-Jun-2018		3,796	3,810	3,822
	5.36%	Feb-2016		5,000	5,014	4,984
	5.43%	Nov-2013		1,372	1,368	1,373
	5.44%	Mar-2016		3,875	3,922	3,916
	5.45%	May-2033		3,181	3,217	3,073
	5.46%	Feb-2017		50,663	51,416	51,107
	5.52%	May-2016		22,523	22,209	22,817
	5.53%	Apr-2017		66,893	66,842	67,765
	5.55%	Apr-2018		31,000	30,999	31,164
	5.59%	May-2016		7,398	7,410	7,526
	5.60%	Feb-2018-Jan-2024		12,566	12,556	12,370
	5.62%	Jun-2011		28,946	28,774	28,959
	5.63%	Dec-2019		13,585	13,690	13,745
	5.70%	Mar-2009-Jun-2016		6,855	6,979	6,896
	5.80%	Jun-2018		73,017	72,657	74,529
	5.86%	Dec-2016		362	364	374
	5.91%	Mar-2037		2,160	2,230	2,134
	5.92%	Dec-2016		355	359	367
	5.96%	Jan-2029		472	481	466
	6.03%	Jun-2017-Jun-2036		5,789	5,981	5,886
	6.06%	Jul-2034		10,448	10,864	10,501
	6.10%	Apr-2011		2,716	2,748	2,795
	6.11%	Aug-2017		7,051	7,141	7,367
	6.13%	Dec-2016		3,650	3,840	3,815
	6.14%	Sep-2033		318	333	323
	6.15%	Jan-2023-Oct-2032		7,664	7,755	7,776
	6.16%	Aug-2013		10,100	10,590	10,134
	6.19%	Jul-2013		5,000	5,264	5,196
	6.22%	Aug-2032		1,864	1,923	1,907
	6.23%	Sep-2034		1,523	1,612	1,549
	6.27%	Jan-2012		2,086	2,090	2,176
	6.28%	Nov-2028		3,348	3,600	3,426
	6.35%	Jun-2020-Aug-2032		17,570	18,060	17,943
	6.38%	Jul-2021		5,861	6,033	6,128
	6.39%	Apr-2019		1,013	1,072	1,053
	6.42%	Apr-2011		1,366	1,393	1,369
	6.44%	Apr-2014-Dec-2018		46,168	46,538	49,138
	6.52%	May-2029		5,835	6,448	6,087
	6.63%	Jun-2014-Apr-2019		4,515	4,533	4,738
	6.65%	Aug-2011		1,706	1,772	1,787
	6.79%	Aug-2009		7,156	7,115	7,246
	6.80%	Jul-2016		796	796	849
	6.85%	Aug-2014		44,256	44,118	47,882
	6.88%	Feb-2028		4,875	5,388	5,090
	7.00%	Jun-2018		3,774	3,774	4,005
	7.01%	Apr-2031		3,456	3,484	3,673
	7.07%	Feb-2031		17,434	17,759	18,557
	7.18%	Aug-2016		495	495	533
	7.20%	Apr-2010-Aug-2029		9,003	8,770	9,464
	7.25%	Jul-2012		7,437	7,437	7,610
	7.26%	Dec-2018		12,344	13,342	13,278
	7.50%	Dec-2014		1,532	1,529	1,658
	7.59%	Feb-2024		556	614	555
	7.75%	Dec-2012-Dec-2024		3,438	3,437	3,697
	8.00%	Nov-2019		2,037	2,028	2,045
	8.13%	Sep-2012-Aug-2020		7,909	7,876	8,047
	8.38%	Jan-2022		902	901	906
	8.40%	Jul-2023		499	490	552
	8.50%	Nov-2019-Sep-2026		5,226	5,505	5,884
	8.63%	Sep-2028		6,648	6,648	7,397
	9.13%	Sep-2015		2,522	2,505	2,537

				728,147	733,684	742,010

Forward Commitments[1]

	6.15%	Jan-2019	31,087			788

			31,087	—	—	788

Total Fannie Mae Securities			$31,087	$1,368,053	$1,374,489	$1,383,763

Schedule of Portfolio Investments

September 30, 2008 (Dollars in thousands;unaudited)

Commercial Mortgage-Backed Securities (3.5% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

5.10%	Aug-2038	$35,000	$34,113	$31,525
5.16%	Feb-2031	19,500	19,134	17,207
5.41%	Dec-2040	17,000	16,700	15,669
5.47%	Jan-2045	10,000	10,052	8,965
5.61%	Feb-2039	25,000	25,172	22,236
5.70%	Jul-2017	20,000	20,099	17,259
5.74%	Sep-2042	10,000	10,054	9,082

Total Commercial Mortgage-Backed Securities		$136,500	$135,324	$121,943

Schedule of Portfolio Investments

September 30, 2008 (Dollars in thousands;unaudited)

Government-Sponsored Enterprises Securities (0.7% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Fannie Mae	5.00%	Apr-2017	$25,000	$25,492	$25,503

Total Government-Sponsord Enterprises Securities			$25,000	$25,492	$25,503

Schedule of Portfolio Investments

September 30, 2008 (Dollars in thousands;unaudited)

State Housing Finance Agency Securities (1.0% of net assets)

Issuer	Interest Rate	Maturity Date	Commitment Amount		Face Amount	Amortized Cost	Value

Multifamily[1]

MA Housing Finance Agency	4.20%	Jun-2010	$		$300	$302	$301
MA Housing Finance Agency	5.25%	Dec-2048			2,500	2,500	2,014
MA Housing Finance Agency	5.30%	Jun-2049			4,000	4,000	3,156
MA Housing Finance Agency	5.40%	Dec-2049			2,000	2,005	1,653
MA Housing Finance Agency	5.42%	Jun-2009			2,610	2,610	2,624
MA Housing Finance Agency	5.69%	Nov-2018			7,760	7,766	7,599
MA Housing Finance Agency	5.92%	Dec-2037			6,710	6,714	6,342
MA Housing Finance Agency	6.50%	Dec-2039			755	759	756
MA Housing Finance Agency	6.58%	Dec-2039			11,385	11,386	11,751

					38,020	38,042	36,196

Forward Commitments[1]

MA Housing Finance Agency	5.70%	Jun-2040		15,000	—	—	(1,917)
MA Housing Finance Agency	6.70%	Jun-2040		12,235	—	—	192

				27,235	—	—	(1,725)

	Total State Housing Finance Agency Securities			$27,235	$38,020	$38,042	$34,471

Schedule of Portfolio Investments

September 30, 2008 (Dollars in thousands;unaudited)

Other Mutifamily Investments (0.5% of net assets)

Interest Rates[3] Permanent Construction		Maturity Date	Commitment Amount	Face Amount	Amortized Cost	Value

Multifamily Construction/Permanent Mortgages[1]

7.63%	N/A	Jan-2011	$813	$184	$184	$187
8.63%	N/A	Apr-2025	1,469	1,217	1,215	1,217
9.50%	N/A	Apr-2024	760	652	652	652

			3,042	2,053	2,051	2,056

Privately Insured Construction/Permanent Mortgages[1,5]

5.40%	N/A	Apr-2047	9,000	8,901	8,911	7,996
5.73%	N/A	Aug-2047	5,575	5,535	5,540	5,071
6.07%	N/A	May-2048	1,000	993	1,000	927
6.20%	N/A	Dec-2047	3,325	3,309	3,331	3,143

			18,900	18,738	18,782	17,137

Forward Commitments[1,5]

6.60%	N/A	Sep-2049	3,514	—	—	(217)

			3,514	—	—	(217)

	Total Other Multifamily Investments		$25,456	$20,791	$20,833	$18,976

Schedule of Portfolio Investments

September 30, 2008 (Dollars in thousands;unaudited)

United States Treasury Securities (4.7% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

3.50%	Feb-2018	$60,000	$59,327	$58,828
3.88%	May-2018	15,000	14,854	15,097
4.50%	May-2017	60,500	59,485	63,731
4.75%	Aug-2017	25,500	26,070	27,483

Total United States Treasury Securities		$161,000	$159,736	$165,139

Total Long-Term Investments		$3,555,617	$3,556,657	$3,530,961

Schedule of Portfolio Investments

September 30, 2008 (Dollars in thousands;unaudited)

Short-term Investments (0.8% of net assets)

Description	Maturity Date	Interest Rate	Face Amount	Amortized Cost	Value

Short-term - Cash Equivalents[6]
Commercial Paper[7]
MERRILL LYNCH	October 1, 2008	4.50%	$15,000	$15,000	$15,000
GREENWICH CAPITAL HOLDING	October 1, 2008	5.45%	15,000	15,000	15,000

			30,000	30,000	30,000

Total Short-Term Investments			$30,000	$30,000	$30,000

Total Investments			$3,585,617	$3,586,657	$3,560,961

Schedule of Portfolio Investments

September 30, 2008 (Dollars in thousands;unaudited)

Footnotes

1	Multi-family mortgage securities and forward commitments are valued by management in accordance with the fair value procedures adopted by the Trust’s Board of Trustees.

2	FHA mortgage insurance proceeds related to this asset are expected to be paid in January 2009.

3

Construction interest rates are the rates charged to the borrower during the construction phase of the project. Permanent interest rates are charged to the borrower during the amortization period of the loan, unless the Department of Housing and Urban Development requires that such rates be charged earlier.

4	Tax-exempt bonds collateralized by Ginnie Mae securities.

5	Loans insured by Ambac Assurance Corporation.

6	Short-term investments with remaining maturities of sixty days or less.

7	Interest rate is yield calculated based on the purchase price of the discount note.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
As of September 30, 2008 (Dollars in thousands; unaudited)

The accompanying notes are an integral part of this Schedule of Portfolio Investments

Note 1. Summary of Significant Accounting Policies For Schedule of Portfolio Investments

The American Federation of Labor and Congress of Industrial Organizations Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust’s Statement of Additional Information and Prospectus.

Participation in the Trust is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.

Portfolio securities for which market quotations are readily available (single family mortgage-backed securities, commercial mortgage-backed securities, Government-Sponsored Enterprise securities, and U.S. Treasury securities) are valued by an independent pricing service, published prices, market quotes and dealer bids.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities, mortgage securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Board of Trustees of the Trust (the Board) using dealer bids and discounted cash flow models. The respective cash flow models use market-based discount and prepayment rates developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the market place over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The Trust has retained an independent firm to determine the fair market value of such securities. In accordance with the procedures adopted by the Board, the monthly third-party valuation is reviewed by the Trust staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., mortgage defaults). All such adjustments must be reviewed and approved by the independent valuation firm prior to incorporation in the NAV.

Short-term investments with remaining maturities of sixty days or less are valued on the basis of amortized cost, which approximates fair value. Cash and cash equivalents include overnight money market funds which are also carried at cost.

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective with the beginning of the Trust’s fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

o	Level 1 – quoted prices in active markets for identical investment

o	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

o	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Trust’s investments carried at value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	—	—

Level 2 - Other Significant Observable Inputs	3,560,114,606	(1,050,481)
Level 3 - Significant Unobservable Inputs	1,896,652	—
Total	3,562,011,258	(1,050,481)

* Other financial instruments include forwards.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of September 30, 2008, were as follows:

Investments in Securities ($)

Beginning balance, 12/31/07	57,886,638

Net purchases (sales) and settlements	(31,591)
Accrued discounts (premiums)	(37,310)
Total realized and unrealized gain (loss)	655
Transfers in and/or out of Level 3	(55,921,740)
Ending balance, 9/30/2008	1,896,652

Federal Income Taxes

At September 30, 2008, the cost of investments for federal income tax purposes approximated book cost at amortized cost of $3,586.7 million. Net unrealized losses aggregated $25.7 million at period-end, of which $42.8 million related to appreciated investments and $68.5 million related to depreciated investments.

Item 2. Controls and Procedures.

(a)

The Trust’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the Trust in this report is recorded, processed, summarized and reported with the time periods specified in the Securities and Exchange Commission’s rules and forms based on their evaluation of the effectiveness of the design and operation of such controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:	/s/ Stephen Coyle

	Name:	Stephen Coyle
	Title:	Chief Executive Officer

Date: November 24, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle

Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: November 24, 2008

/s/ Erica Khatchadourian

Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: November 21, 2008

CERTIFICATION

I, Stephen Coyle, certify that:

1.          I have reviewed this report on Form N-Q of the AFL-CIO Housing Investment Trust (the “Trust”);

2.          Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.          Based on my knowledge, the schedule of investments included in this report fairly presents in all material respects the investments of the Trust as of the end of the fiscal quarter for which the report is filed;

4.          The Trust’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Trust and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Trust, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the Trust’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting; and

5.          The Trust’s other certifying officer(s) and I have disclosed to the Trust’s auditors and the audit committee of the Trust’s board of trustees (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Trust’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the Trust’s internal control over financial reporting.

/s/ Stephen Coyle

Stephen Coyle
Chief Executive Officer
AFL-CIO Housing Investment Trust

Date:     November 24, 2008

CERTIFICATION

I, Erica Khatchadourian, certify that:

1.          I have reviewed this report on Form N-Q of the AFL-CIO Housing Investment Trust (the “Trust”);

2.          Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.          Based on my knowledge, the schedule of investments included in this report fairly presents in all material respects the investments of the Trust as of the end of the fiscal quarter for which the report is filed;

4.          The Trust’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Trust and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Trust, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the Trust’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting; and

5.          The Trust’s other certifying officer(s) and I have disclosed to the Trust’s auditors and the audit committee of the Trust’s board of trustees (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Trust’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the Trust’s internal control over financial reporting.

/s/ Erica Khatchadourian

Erica Khatchadourian
Chief Financial Officer
AFL-CIO Housing Investment Trust

Date:      November 21, 2008